Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of December 31, 2023		As of December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value

	(in thousands of $)
Cash and cash equivalents	$271,809	$271,809	$267,668	$267,668
Marketable securities	$86,029	$86,029	—	—
Secured long-term debt, including current portion (1)	$147,750	$147,750	$175,250	$175,250
Unsecured long-term debt (1)	$262,766	$241,969	$262,766	$255,868

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2023 (in thousands):

	Fair Value Measurements
	as of December 31, 2023
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Marketable securities	$86,029	$86,029	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2023 (in thousands):

	Fair Value Measurements
	as of December 31, 2023
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Cash and cash equivalents	$271,809	$271,809	$—	$—
Secured long-term debt, including current portion (1)	$147,750	$—	$147,750	$—
Unsecured long-term debt (1)	$241,969	$241,969	$—	$—

13. Financial Instruments (Continued)

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2022 (in thousands):

	Fair Value Measurements
	as of December 31, 2022
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Cash and cash equivalents	$267,668	$267,668	$—	$—
Secured long-term debt, including current portion (1)	$175,250	$—	$175,250	$—
Unsecured long-term debt (1)	$255,868	$255,868	$—	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs of $6.3 million and $8.1 million as of December 31, 2023 and December 31, 2022, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities.